Accounts Receivable, Net - Schedule of Accounts Receivable , Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable		¥ 18,208	¥ 29,937
Less: allowance for credit losses		(1,348)	(432)
Accounts receivable, net	$ 2,485	16,860	29,505
Sales of pop toy products [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable		18,208	29,909
Others [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable			¥ 28